Income Taxes - Gross Unrecognized Tax Benefit Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Beginning Balance	$ 508	$ 508
Lapse of statute of limitations	(176)
Ending Balance	$ 332	$ 508